NATURE OF OPERATIONS (Details) $ in Millions	Sep. 30, 2023 country product	Jan. 30, 2023 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of products grown and sourced | product	300
Number of countries products are grown and sourced	30
Number of countries products are distributed to	75
Fresh Vegetables | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Fresh Express Acquisitions LLC
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Sale of division | $		$ 293.0